Equity - Dividends Declared and Paid (Detail) - MXN ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Dividend declared and paid	$ 10,360	$ 9,692	$ 9,220
Repurchased shares	$ 0	$ 0
Series B shares [member]
Disclosure of classes of share capital [line items]
Dividend declared and paid per share	$ 0.51667	$ 0.48333	$ 0.45980
Series D shares [member]
Disclosure of classes of share capital [line items]
Dividend declared and paid per share	$ 0.64583	$ 0.60417	$ 0.57480
Coca-Cola FEMSA [member]
Disclosure of classes of share capital [line items]
Dividend declared and paid	$ 10,210	$ 7,437	$ 7,038
Top of range [member]
Disclosure of classes of share capital [line items]
Debt to earnings before interest, taxes, depreciation and amortization ratio	1.50%